Investments - Debt and Equity Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Securities previously impaired, Value	$ 25.2		$ 27.6
Amortized Cost Basis	16,942.1	[1]	15,935.1	[1]
Gross Unrealized Gains	1,924.1	[1]	1,557.5	[1]
Gross Unrealized Losses	(38.4)	[1]	(101.8)	[1]
Fair Value	18,827.8	[1]	17,390.8	[1]
Net Unrealized Capital (Loss) Gains	9.6		7.4
Supporting Discontinued And Experience Rated Products [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Gains	559.4		505.6
Gross Unrealized Losses	(19.4)		(48.2)
Fair Value	4,000.0		4,000.0
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	16,903.8		15,894.8
Gross Unrealized Gains	1,919.0		1,552.5
Gross Unrealized Losses	(35.3)		(94.0)
Fair Value	18,787.5		17,353.3
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	1,413.4		1,394.7
Gross Unrealized Gains	147.9		165.0
Gross Unrealized Losses	(1.8)		(0.4)
Fair Value	1,559.5		1,559.3
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	2,770.9		2,654.9
Gross Unrealized Gains	267.9		208.5
Gross Unrealized Losses	(4.3)		(3.3)
Fair Value	3,034.5		2,860.1
Domestic Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	6,926.2		6,484.0
Gross Unrealized Gains	871.7		718.2
Gross Unrealized Losses	(7.3)		(28.1)
Fair Value	7,790.6		7,174.1
Foreign Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	2,988.1		2,614.9
Gross Unrealized Gains	391.3		278.2
Gross Unrealized Losses	(8.8)		(38.0)
Fair Value	3,370.6		2,855.1
Residential Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted average duration of securities, available-for-sale	2 years 2 months 3 days
Amortized Cost Basis	929.5		849.8
Gross Unrealized Gains	49.9		51.1
Gross Unrealized Losses	(0.4)		(0.1)
Fair Value	979.0		900.8
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted average duration of securities, available-for-sale	3 years 1 month 2 days
Amortized Cost Basis	1,268.7		1,295.3
Gross Unrealized Gains	149.7		98.3
Gross Unrealized Losses	(1.8)	[2]	(5.8)	[2]
Fair Value	1,416.6		1,387.8
Other Asset-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Weighted average duration of securities, available-for-sale	3 years 3 months
Amortized Cost Basis	517.4		437.0
Gross Unrealized Gains	28.3		20.6
Gross Unrealized Losses	(3.6)	[2]	(3.8)	[2]
Fair Value	542.1		453.8
Redeemable Preferred Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	89.6		164.2
Gross Unrealized Gains	12.3		12.6
Gross Unrealized Losses	(7.3)		(14.5)
Fair Value	94.6		162.3
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost Basis	38.3		40.3
Gross Unrealized Gains	5.1		5.0
Gross Unrealized Losses	(3.1)		(7.8)
Fair Value	$ 40.3		$ 37.5

[1]	Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 131 for additional information on our accounting for discontinued products). At December 31, 2012, debt and equity securities with a fair value of approximately $4.0 billion, gross unrealized capital gains of $559.4 million and gross unrealized capital losses of $19.4 million and, at December 31, 2011, debt and equity securities with a fair value of approximately $4.0 billion, gross unrealized capital gains of $505.6 million and gross unrealized capital losses of $48.2 million were included in total debt and equity securities, but support our experience-rated and discontinued products. Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.
[2]	At December 31, 2012 and 2011, we held securities for which we previously recognized $25.2 million and $27.6 million, respectively, of non-credit related impairments in accumulated other comprehensive loss. These securities had a net unrealized capital gain at December 31, 2012 and 2011 of $9.6 million and $7.4 million, respectively.